Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
The unaudited condensed interim consolidated financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair statement of the results of operations for the interim period. All such adjustments to the financial information are of a normal, recurring nature. Accordingly, these unaudited condensed interim consolidated financial statements are to be read in conjunction with the annual financial statements for the year ended December 31, 2023. The principal accounting policies applied in the preparation of these unaudited condensed interim consolidated financial statements are disclosed in financial statements for the year ended December 31, 2023 and have been consistently applied to all the periods presented, except for the adoption of new and amended standards as set out below and Note 3(1).
4(1)    Compliance statement
These unaudited condensed interim consolidated financial statements of the Group have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the IASB.
4(2)    Basis of preparation
A.Except for the following items, the unaudited condensed interim consolidated financial statements have been prepared under the historical cost convention:
(a)Financial assets and financial liabilities (including derivative instruments) at fair value through profit or loss.
(b)Defined benefit liabilities recognized based on the net amount of pension fund assets less present value of defined benefit obligation.
B.The preparation of the unaudited condensed interim consolidated financial statements in conformity with IAS 34 Interim Financial Reporting requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the unaudited condensed interim consolidated financial statements are disclosed in Note 5.
4(3)    Basis of consolidation
A.Basis for preparation of unaudited condensed interim consolidated financial statements:
(a)All subsidiaries are included in the Group’s unaudited condensed interim consolidated financial statements. Subsidiaries are all entities (including structured entities) controlled by the Group. The Group controls an entity when the Group is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Consolidation of subsidiaries begins from the date the Group obtains control of the subsidiaries and ceases when the Group loses control of the subsidiaries.
(b)Inter-company transactions, balances and unrealized gains or losses on transactions between companies within the Group are eliminated. Accounting policies of subsidiaries have been adjusted where necessary to ensure consistency with the policies adopted by the Group.
(c)When the Group loses control of a subsidiary, the Group remeasures any investment retained in the former subsidiary at its fair value. That fair value is regarded as the fair value on initial recognition of a financial asset or the cost on initial recognition of the associate or joint venture. Any difference between fair value and carrying amount is recognized in profit or loss. All amounts previously recognized in other comprehensive income in relation to the subsidiary are reclassified to profit or loss on the same basis as would be required if the related assets or liabilities were disposed of. That is, when the Group loses control of a subsidiary, all gains or losses previously recognized in other comprehensive income in relation to the subsidiary should be reclassified from equity to profit or loss, if such gains or losses would be reclassified to profit or loss when the related assets or liabilities are disposed of.
B.Subsidiaries included in the unaudited condensed interim consolidated financial statements:

			Ownership (%)
Name of investor	Name of subsidiary	Main business activities	December 31, 2023	June 30, 2024
The Company	Perfect Mobile Corp. (Taiwan)	Design, development, marketing and sales of AR/AI SaaS solution and mobile applications.	100%	100%
The Company	Perfect Corp. (USA)	Marketing and sales of AR/AI SaaS solution.	100%	100%
The Company	Perfect Corp. (Japan)	Marketing and sales of AR/AI SaaS solution.	100%	100%
The Company	Perfect Corp. (Shanghai)	Marketing and sales of AR/AI SaaS solution.	100%	100%
The Company	Perfect Mobile Corp.(B.V.I.)	Investment activities.	100%	100%
Perfect Mobile Corp. (Taiwan)	Perfect Corp. (France)	Marketing and service center for sales of AR/AI SaaS solution.	100%	100%
C.Subsidiaries not included in the consolidated financial statements:
None.
D.Adjustments for subsidiaries with different balance sheet dates:
None.
E.Significant restrictions:
None.
F.Subsidiaries that have non-controlling interests that are material to the Group:
None.